Other Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Other Finance Expenses
Schedule of components of interest expense

	Year Ended December 31,
(U.S. Dollars in thousands)	2025	2024	2023
Interest expense	$59,639	$65,131	$69,567
Amortization of debt issuance cost and fair value of debt assumed	2,391	2,221	2,503
Total interest expense	$62,030	$67,352	$72,070

Schedule of components of other finance expense

	Year Ended December 31,
(U.S. Dollars in thousands)	2025	2024	2023
Bank fees, charges	$532	$258	$554
Guarantee costs	—	60	—
Commitment fees	223	40	35
Total other finance expense	$755	$358	$589